Property, plant and equipment, intangible assets and goodwill - Additional Information (Details) € in Thousands	6 Months Ended
Jun. 30, 2022 EUR (€)
Disclosure of detailed information about property, plant and equipment [abstract]
Reversal of impairments loss	€ 122